Lincoln Life & Annuity
Company of New York

Ronald Bessette
Assistant Vice President and Senior Counsel
Lincoln Life & Annuity  Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202-2802
  Phone 315 428-8461
Fax 315 428-8416
May 3, 2010

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:        Lincoln Life & Annuity Variable Annuity Account H
American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class
(File Nos. 811-08441; 333-141763)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln Life & Annuity Variable Annuity Account H (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectuses, including supplements, and Statements of Additional Information for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from that contained in the most recent post-effective amendment filed electronically on April 16, 2010.

Sincerely,

Ronald Bessette
Assistant Vice President and Senior Counsel